Revenue Recognition	12 Months Ended
Dec. 31, 2024
Revenue Recognition [Abstract]
REVENUE RECOGNITION

NOTE 3: - REVENUE RECOGNITION

Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer. Control is either transferred over time or at a point in time, which affects the revenue recognition schedule.

Costs to obtain contracts:

The Company capitalizes an asset for the incremental costs of obtaining a contract whenever such expenses are expected to be recovered. Capitalized costs derive primarily from sales commissions or incentives granted to employees and partners. The Company’s contracts with customers include performance obligations related to products and services, some of which are satisfied at a point in time and others over time. Commission costs related to performance obligations satisfied at a point in time are expensed at the time of sale, which is when revenue is recognized. Commission costs related to long-term service contracts and performance obligations satisfied over time are deferred and recognized on a systematic basis that is consistent with the transfer of the products or services to which the asset relates. Amortization expense is included in sales and marketing expenses in the accompanying consolidated statements of income (loss). The Company elected to apply the practical expedient and recognize incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the Company otherwise would have recognized is one year or less.

Deferred commission costs capitalized are periodically reviewed for impairment. As of December 31, 2024 and 2023, the deferred commission costs capitalized included within other long-term receivables in the consolidated balance sheets were $3,057 and $1,205, respectively. During the year ended December 31, 2024, the Company recorded new contract acquisition assets in the amount of $3,964.

During the years ended December 31, 2024, 2023 and 2022 the Company amortized $2,112, $1,319 and $709, respectively, of capitalized contract acquisition costs which substantially included in the sales and marketing expenses. No impairment losses were recognized during such period.

Contract balances:

The Company receives payments from customers based upon contractual payment schedules. Trade receivables are recorded when the right to consideration becomes unconditional. Billed receivables are recorded when an invoice is issued to the customer. Unbilled receivables include amounts related to the Company’s contractual right to consideration for completed performance obligations not yet invoiced. As of December 31, 2024 and 2023, unbilled receivables balances amounted to $7,336 and $3,950, respectively and are included within trade receivables balance in the Company’s balance sheets.

Transaction price allocated to remaining performance obligations represents non-cancelable contracts that have not yet been recognized, which includes deferred revenues and amounts not yet received that will be recognized as revenue in future periods.

As of December 31, 2024, the Company had $73,500 of remaining performance obligations not yet satisfied or partly satisfied related to revenues. The Company expects to recognize approximately 67% of this amount as revenues during the next 12 months and the remainder thereafter.

Contract liabilities consist of deferred revenue and include unearned amounts received that do not meet the revenue recognition criteria as of the balance sheet date.

As of December 31, 2024, the Company had a balance of $6,848 of deferred revenues and advances from customers compared to $1,469 as of December 31, 2023. The change in the deferred revenues and advances from customers mainly derived from receiving payments for performance obligations that have not yet been satisfied.

During the year ended December 31, 2024, the Company recognized $524 that were included in deferred revenue (short-term contract liability) as of December 31, 2023.

For disaggregation of revenues please see Note 13c1.